Summary Prospectus April 30, 2010

ING Baron Asset Portfolio

Class / Ticker	S2/IAPSX

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Prospectus and Statement of Additional Information (“SAI”), both dated April 30, 2010, and most recent financial report to shareholders dated December 31, 2009 are incorporated by reference into (are legally considered part of) this Summary Prospectus. For free paper or electronic copies of the Prospectus and other Portfolio information (including the SAI and most recent financial report to shareholders), go to www.INGFunds.com/vp/literature, email a request to Literature_request@INGFunds.com, call 1-800-262-3862, or ask your salesperson, financial intermediary, or retirement plan administrator.

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies (“Variable Contract”) or a qualified pension or retirement plan (“Qualified Plan”). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

S2
Management Fee	0.95%
Distribution and/or Shareholder Services (12b-1) Fee	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.30%
Total Annual Portfolio Operating Expenses	1.85%
Waivers and Reimbursements[1]	(0.40)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.45%
1	The adviser is contractually obligated to limit expenses to 1.45% of Class S2 shares through May 1, 2011; the obligation does not extend to interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2011. There is no guarantee that the distribution fee waiver will continue after May 1, 2011. The distribution fee waiver will only renew if the distributor elects to renew it.
Expense Example $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Yr	3 Yrs	5 Yrs	10 Yrs
S2	$148	543	963	2,137

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance.

During the most recent fiscal year, the Porfolio’s portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests primarily in securities of mid-sized growth companies. As a general matter, the Sub-Adviser defines mid-sized growth companies as those having a market capitalization of $1.5 billion to $12 billion at the time of purchase.

The Portfolio may invest in equity-type securities, in addition to common stocks, such as convertible bonds and debentures, preferred stocks, warrants and convertible preferred stocks.

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The Portfolio may also invest in debt securities of all types, including but not limited to, notes, bonds, debentures and money market instruments, and in convertible instruments. The debt securities in which the Portfolio may invest may be rated or unrated, and may include below-investment-grade securities or “junk bonds” or unrated securities of equivalent credit quality. The Portfolio relies on the Sub-Adviser’s assessment of the issuer’s securities and does not use independent ratings organizations.

The Portfolio may invest up to 10% of its assets in illiquid securities. In addition, the Portfolio may invest, without limit, in American Depositary Receipts, and up to 10% of its assets in Global Depositary Receipts and European Depositary Receipts. The Portfolio may engage in derivatives transactions, including selling covered call options or purchasing put options on equity and debt securities and entering into swap agreements.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser seeks growth companies that it believes are undervalued by the market at prices that it perceives as attractive relative to projected future cash flows and asset values. The Sub-Adviser selects companies for the Portfolio based upon capital appreciation potential, and looks for: securities that it believes have favorable price-to-value characteristics, based on its assessment of their business’ prospects for future growth and profitability; and businesses that it believes are well managed, have significant long-term growth prospects and have significant barriers to competition.

In seeking investments for the Portfolio, the Sub-Adviser focuses on the long-term fundamental prospects of companies, rather than on historical operating results or current earnings expectations. The Sub-Adviser first looks for investments supported by long-term demographic, economic and societal “mega-trends.” Then, the Sub-Adviser uses bottom-up fundamental research, including visits and interviews with portfolio company management, their major competitors, and their customers, to identify companies in which the Portfolio may invest.

Through its fundamental analysis, the Sub-Adviser seeks to identify companies with one or more of the following characteristics: ability to grow its business substantially within a four- to five-year period; a special business “niche” that creates unusually favorable business opportunities; sustainable barriers to competition; and strong management capabilities.

The Portfolio may take large positions in companies in which the Sub-Adviser has great conviction.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Pending Merger - On March 25, 2010, the Board of Directors approved a proposal to reorganize the Portfolio into ING MidCap Opportunities Portfolio. If shareholder approval is obtained, it is expected that the reorganization will take place during the third quarter of 2010. The Portfolio may engage in transition management techniques prior to the closing of the reorganization during which time the Portfolio may not pursue its investment objective and investment strategies. Shareholders will be notified if the reorganization is not approved. After the reorganization you will hold shares of ING MidCap Opportunities Portfolio. For more information regarding ING MidCap Opportunities Portfolio, please contact a Shareholder Services representative at (800) 992-0180.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Call  During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income.

Company  The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities  Convertible securities are securities that are convertible into or exercisable for common stock at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit  Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In severe cases, the issuer could be late in paying interest or principal, or could fail to pay altogether. Lower quality securities (including securities that have fallen below investment-grade and are classified as “junk bonds”) have greater credit risk than higher quality (investment-grade) securities, and their issuers’ long-term ability to make payments is considered speculative. Prices of lower quality bonds or other debt securities are also more volatile, are more sensitive to negative news about the economy or the issuer, and have greater liquidity and price volatility risk.

Currency  To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in or that trade in foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

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Derivative Instruments  Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments  Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

High-Yield Securities  High-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High-yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Interest Rate  With bonds and other debt securities, a rise in interest rates generally causes values to fall. Falling interest rates will cause the income of bonds and other debt securities to decline over time. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity  If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio’s sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market  Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth-oriented securities in which the Portfolio invests. Rather, the market could favor value-oriented securities or may not favor equities at all.

Market Capitalization  Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stock of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stock as compared with larger companies. As a result, stock of mid- and small-capitalization companies may decline significantly in market downturns.

Mid-Capitalization Company  Investments in mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

Other Investment Companies  The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending  Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. Because the Class S2 shares of the Portfolio did not have a full calendar year of operations as of December 31, 2009, the following bar chart shows the changes in the Portfolio’s Class S shares’ performance from year to year, and the table compares the Portfolio’s Class S shares’ performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio’s Class S shares’ performance has been adjusted for the higher expenses of the Class S2 shares. The Class S2 shares and Class S shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class S shares’ performance would be higher than Class S2 shares’ performance because of the higher expenses paid by Class S2

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shares. The Portfolio’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations in effect, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio’s performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio’s past performance is no guarantee of future results.

The bar chart below shows the Portfolio’s adjusted Class S shares’ performance from year to year.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 19.21% and Worst quarter: 4th, 2008, (27.28)%

Average Annual Total Returns% (for the periods ended December 31, 2009)

		1 Yr	5 Yrs (or since inception)	10 Yrs	Inception Date
Class S (adjusted)%		34.13	(3.22)	N/A	05/03/06
Russell Midcap® Index[1]	%	40.48	(2.14)[2]	N/A	—
Russell Midcap® Growth Index[1]	%	46.29	(1.98)[2]	N/A	—
1	The index returns do not reflect deductions for fees, expenses or taxes.
2	Reflects index performance since the date closest to the Class’ inception for which data is available.

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
Directed Services LLC	BAMCO, Inc.
Portfolio Manager
Andrew Peck
Portfolio Manager (since 01/06)

PURCHASE AND SALE OF PORTFOLIO SHARES

Shares of the Portfolio are not offered directly to the public. Purchase and sale of shares may be made only by separate accounts of insurance companies serving as investment options under Variable Contracts or by Qualified Plans, custodian accounts, and certain investment advisers and their affiliates, other investment companies, or permitted investors. Please refer to the prospectus for the appropriate insurance company separate account, investment company, or your plan documents for information on how to direct investments in, or sale from, an investment option corresponding to the Portfolio and any fees that may apply. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio’s behalf.

TAX INFORMATION

Distributions made by the Portfolio to a Variable Contract or Qualified Plan, and exchanges and redemptions of Portfolio shares made by a Variable Contract or Qualified Plan, ordinarily do not cause the corresponding contract holder or plan participant to recognize income or gain for federal income tax purposes. See the accompanying contract prospectus or the governing documents of your Qualified Plan for information regarding the federal income tax treatment of the distributions to your Variable Contract or Qualified Plan and the holders of the contracts or plan participants.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you invest in the Portfolio through a Variable Contract issued by an insurance company or through a Qualified Plan that, in turn, was purchased or serviced through an insurance company, broker-dealer or other financial intermediary, the Portfolio and its adviser or distributor or their affiliates may: (1) make payments to the insurance company issuer of the Variable Contract or to the company servicing the Qualified Plan; and (2) make payments to the insurance company, broker-dealer or other financial intermediary. These payments may create a conflict of interest by: (1) influencing the insurance company or the company servicing the Qualified Plan to make the Portfolio available as an investment option for the Variable Contract or the Qualified Plan; or (2) by influencing the broker-dealer or other intermediary and your salesperson to recommend the Variable Contract or the pension servicing agent and/or the Portfolio over other options. Ask your salesperson or Qualified Plan administrator or visit your financial intermediary’s website for more information.

SPRO-IPIBAS2

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